Land use rights, net (Tables)	12 Months Ended
Dec. 31, 2018
Schedule Of Land Use Right	Land use rights consist of the following:
December 31, 2018
RMB

Gross carrying amount	1,924,563
Less: accumulated amortization	(139,924)

Land use rights, net	1,784,639

Use Rights [Member]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense	The estimated amortization expenses for each of the following five years are as follows:
Amortization expense of land use rights
RMB

2019	48,096
2020	48,096
2021	48,096
2022	48,096
2023	48,096